INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

The Company’s intangible assets relate to the brand name acquired from Star Buds International Inc. This intangible asset was determined to be an indefinite life intangible asset.

No additions, disposals, amortization or impairment were recorded in relation to these intangible assets during the year ended June 30, 2025 and 2024.